Other Comprehensive Income - Changes in Each Component of Accumulated Other Comprehensive Loss, Net of Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (1,647)	$ (168)
Other comprehensive income (loss) before reclassifications	(5,373)	414
Amounts reclassified from accumulated other comprehensive income (loss)	2,773	(1,893)
Net current-period other comprehensive income (loss)	(2,600)	(1,479)
Ending balance	(4,247)	(1,647)
Unrealized Gains and Losses on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	5,849	5,461
Other comprehensive income (loss) before reclassifications	(5,373)	414
Amounts reclassified from accumulated other comprehensive income (loss)	(135)	(26)
Net current-period other comprehensive income (loss)	(5,508)	388
Ending balance	341	5,849
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(7,496)	(5,629)
Other comprehensive income (loss) before reclassifications
Amounts reclassified from accumulated other comprehensive income (loss)	2,908	(1,867)
Net current-period other comprehensive income (loss)	2,908	(1,867)
Ending balance	$ (4,588)	$ (7,496)